EQUITY - Series F Preferred Shares (Details) - USD ($)			12 Months Ended
	Mar. 24, 2023	Dec. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2020
Class of Stock [Line Item]
Warrants exercise price						$ 5,400
General and administrative expenses			$ 31,630,000	$ 18,178,000	$ 18,013,000
Series F convertible preferred shares
Class of Stock [Line Item]
Preferred stock, outstanding			$ 30,500
Settlement of shares			19,500
Stanley Star
Class of Stock [Line Item]
Preferred stock, outstanding	$ 50,000,000
Stanley Star | Common Stock | Related Party
Class of Stock [Line Item]
Series A preferred shares conversion (shares)			5,620,000	16,667	3,889
Stanley Star Group
Class of Stock [Line Item]
Number of ordinary shares consisted by units	50,000	18,518
Conversion price		$ 1